Schedule of finance cost (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Finance Cost
Bank charges		₨ 29,041	₨ 26,044	₨ 25,120
Foreign exchange loss (net)			3,876	20,790
Interest on borrowings recognized at amortized cost		60,045	43,844	207,089
Interest on lease liabilities (Refer note 42)		38,101	32,608	32,267
Unwinding of other financial liabilities
Others		505	505	1,732
Total	$ 1,361	₨ 127,692	₨ 106,877	₨ 286,998